ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable and Contract Assets
Financing Receivable, Past Due [Line Items]
Provision (Reversal) for credit loss	¥ 2,575	¥ 4,201